Non-controlling interest - Summarized Financial Information of Subsidiaries with Material Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current assets	$ 710,729	$ 1,035,171
Total assets	4,874,619	3,681,233
Current liabilities	313,471	233,616
Total liabilities	964,644	569,444
Net income	41,588	286,723
Fekola
Current assets	265,468	395,017
Non-current assets	979,116	967,148
Total assets	1,244,584	1,362,165
Current liabilities	174,643	230,574
Non-current liabilities	70,119	55,135
Total liabilities	244,762	285,709
Revenue	1,143,780	1,067,482
Net income	147,584	243,823
Otjikoto Mine
Current assets	89,575	79,187
Non-current assets	297,950	335,802
Total assets	387,525	414,989
Current liabilities	43,623	13,258
Non-current liabilities	114,633	153,251
Total liabilities	158,256	166,509
Revenue	417,589	280,394
Net income	$ 87,599	$ 36,792